KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Key Management Compensation [Abstract]
Salaries and director fees	$ 968,769	$ 832,566
Share-based payments	520,255	367,133
KEY MANAGEMENT COMPENSATION	$ 1,489,024	$ 1,199,699